Gains (losses) from operating activities in the statement of income, included according to their nature (Details 9) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement [Line Items]
Interest expense from bank borrowings and overdrafts	$ (2,664)	$ (2,797)	$ (2,133)
Interest expense from bonds	(90,859)	(87,030)	(72,984)
Interest expense from loans	(1,135)	(1,598)	(2,682)
Reversal of capitalized interest expenses	14,206	8,462	7,841
Financial expenses related to rehabilitation provisions	(1,259)	2,947	(4,417)
Interest on lease agreement	(1,587)	(1,133)	(1,535)
Interest and bank charges	(1,328)	(1,050)	(1,029)
Total	$ (84,626)	$ (82,199)	$ (76,939)